EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of earnings per share

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net income	$8,780	$28,466	$33,751

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,400,900	31,849,422	32,703,478
Effect of dilutive securities:
Employee stock options and RSUs	177,813	650,719	1,142,081

Denominator for diluted earnings per share - adjusted weighted average number of shares	31,578,713	32,500,141	33,845,559